VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Details Narrative) - USD ($) $ in Thousands	Jul. 26, 2023	Dec. 31, 2023	Oct. 07, 2021
Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
Cash consideration	$ 56
Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
Acquisition percentage	90.00%
Outstanding debt	$ 5,318
Sanabil SA [Member]
Business Acquisition [Line Items]
Acquisition percentage		80.00%	60.00%